Discontinued operations and assets held for sale - Summary income statement and statement of comprehensive income (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue		£ 14,540	£ 14,933	£ 15,250
Operating costs		(11,760)	(12,063)	(11,757)
Operating profit/(loss)		2,780	2,870	3,493
Net finance income		(1,113)	(1,069)	(882)
Share of post-tax results of joint ventures and associates		87	40	49
Profit/(loss) before tax		1,754	1,841	2,660
Total (loss)/profit after tax from discontinued operations		(9)	12	2
Impairment charge against investment in Quadgas		0	43
Items that will never be reclassified to profit or loss:
Total items from continuing operations that will never be reclassified to profit or loss		(541)	47	783
Items that may be reclassified subsequently to profit or loss:
Share of other comprehensive (losses)/income of associates, net of tax		(5)	1	0
Total items that may be reclassified subsequently to profit or loss		360	256	(559)
Other comprehensive income for the year, net of tax from discontinued operations		(175)	339	371
Total comprehensive (loss)/income for the year from discontinued operations		1,090	1,853	3,922
Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Revenue		0	0	0
Operating costs		(23)	(1)	(41)
Operating profit/(loss)		(23)	(1)	(41)
Net finance income		6	23	137
Share of post-tax results of joint ventures and associates		0	(5)	(89)
Profit/(loss) before tax		(17)	17	7
Tax from discontinued operations		(1)	(5)	(5)
(Loss)/profit after tax from discontinued operations		(18)	12	2
Gain on disposal, after tax	£ 9	9	0	0
Total (loss)/profit after tax from discontinued operations		(9)	12	2
Items that will never be reclassified to profit or loss:
Share of other comprehensive income of associate, net of tax		0	36	142
Total items from continuing operations that will never be reclassified to profit or loss		0	36	142
Items that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges		6	0	0
Share of other comprehensive (losses)/income of associates, net of tax		0	0	5
Total items that may be reclassified subsequently to profit or loss		6	0	5
Other comprehensive income for the year, net of tax from discontinued operations		6	36	147
Total comprehensive (loss)/income for the year from discontinued operations		(3)	48	£ 149
UK Gas Distribution | Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Operating costs			£ (41)
Quadgas HoldCo Limited | Discontinued operations
Summary income statement and comprehensive income, discontinued operations [line items]
Operating costs		(1)
Impairment charge against investment in Quadgas		43
Share of profit (loss) of associates accounted for using equity method		£ 38